UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    November 9, 2006


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 53

Form 13F Information Table Value Total: $170380(thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      338     4545 SH       SOLE                                       4545
A T & T Inc New                COM              00206r102      668    20528 SH       SOLE                                      20528
Abbott Labs                    COM              002824100      352     7242 SH       SOLE                                       7242
Altria Group Incorporated      COM              02209s103      226     2950 SH       SOLE                                       2950
American International Group   COM              026874107     4974    75068 SH       SOLE                                      75068
Apple Computer                 COM              037833100     5234    67990 SH       SOLE                                      67990
Automatic Data Processing      COM              053015103     4469    94408 SH       SOLE                                      94408
BP PLC ADR                     COM              055622104     4058    61884 SH       SOLE                                      61884
Bell South                     COM              079860102      259     6060 SH       SOLE                                       6060
Canon Inc. ADR                 COM              138006309     6377   121950 SH       SOLE                                     121950
Chevron Corp New Com           COM              166764100     1246    19210 SH       SOLE                                      19210
Cisco Systems                  COM              17275R102     1942    84527 SH       SOLE                                      84527
Citigroup Inc                  COM              172967101      352     7085 SH       SOLE                                       7085
Coca-Cola                      COM              191216100     4564   102143 SH       SOLE                                     102143
Compass Bancshares Inc.        COM              20449H109      656    11505 SH       SOLE                                      11505
Donaldson Co.                  COM              257651109     7304   197950 SH       SOLE                                     197950
Dover Corp.                    COM              260003108     4993   105249 SH       SOLE                                     105249
Dupont de Nemours              COM              263534109      517    12068 SH       SOLE                                      12068
Echelon                        COM              27874n105      354    43020 SH       SOLE                                      43020
Emerson Electric               COM              291011104     4842    57735 SH       SOLE                                      57735
Exxon Mobil                    COM              30231G102     6446    96073 SH       SOLE                                      96073
Fed Ex Corp                    COM              31428x106     3117    28680 SH       SOLE                                      28680
General Electric               COM              369604103      904    25621 SH       SOLE                                      25621
Home Depot                     COM              437076102     2688    74116 SH       SOLE                                      74116
Illinois Tool Works            COM              452308109     5316   118386 SH       SOLE                                     118386
Intel Corp.                    COM              458140100     1718    83540 SH       SOLE                                      83540
Johnson & Johnson              COM              478160104     6450    99328 SH       SOLE                                      99328
Luminex Corp                   COM              55027E102      977    53576 SH       SOLE                                      53576
McGraw Hill                    COM              580645109      290     5000 SH       SOLE                                       5000
Microsoft Corp                 COM              594918104     3867   141386 SH       SOLE                                     141386
Molex Inc.                     COM              608554101     4776   122559 SH       SOLE                                     122559
National Instruments Corp.     COM              636518102     1646    60196 SH       SOLE                                      60196
Nokia                          COM              654902204     1702    86457 SH       SOLE                                      86457
Nordson Corp.                  COM              655663102     3776    94743 SH       SOLE                                      94743
Novartis ADR                   COM              66987V109     3444    58930 SH       SOLE                                      58930
Pepsico Inc.                   COM              713448108      600     9193 SH       SOLE                                       9193
Procter & Gamble               COM              742718109     6682   107809 SH       SOLE                                     107809
Royal Dutch Shell PLC ADR      COM              780259206     4372    66135 SH       SOLE                                      66135
Sabine Royalty Trust UBI       COM              785688102      631    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    21773   616452 SH       SOLE                                     616452
Schlumberger Ltd               COM              806857108     6201    99973 SH       SOLE                                      99973
Sigma-Aldrich                  COM              826552101     5323    70340 SH       SOLE                                      70340
Sysco Corp.                    COM              871829107     4191   125294 SH       SOLE                                     125294
Target                         COM              87612e106      370     6700 SH       SOLE                                       6700
Telefonica de Espana           COM              879382208      825    15922 SH       SOLE                                      15922
Unilever N.V.                  COM              904784709     3593   146411 SH       SOLE                                     146411
United Parcel Serv Cl B        COM              911312106     3350    46566 SH       SOLE                                      46566
Verizon Communications         COM              92343v104      211     5686 SH       SOLE                                       5686
Vodafone                       COM              92857t107      242    10603 SH       SOLE                                      10603
W.W. Grainger                  COM              384802104     4763    71070 SH       SOLE                                      71070
Wal-Mart Stores                COM              931142103     3437    69694 SH       SOLE                                      69694
Weyerhaeuser                   COM              962166104     2728    44340 SH       SOLE                                      44340
Whole Foods Market             COM              966837106      244     4100 SH       SOLE                                       4100
REPORT SUMMARY		       53 DATA RECORDS		     170380         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

